UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       DECEMBER 31, 2005

Check here if Amendment [ ];        Amendment Number: ___
This Amendment (Check only one.):               [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:      ELIAS ASSET MANAGEMENT INC.
ADDRESS:   500 ESSJAY RD. SUITE 220
           WILLIAMSVILLE, NY 14221

Form 13F File Number:    28-04969

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kathy Strohmeyer
Title:   Operations Manager
Phone:   716-633-3800

Signature, Place, and Date of Signing:

 Kathy Strohmeyer                   WILLIAMSVILLE, NY            02/07/06
------------------                  -----------------            --------
  [Signature]                         [City, State]               [Date]

Report Type       (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[   ]    13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
         manager(s).)
[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         ___________________________________-  [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         67

Form 13F Information Table Value Total:       $235619
                                            (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.      Form 13F File Number               Name



         [Repeat as necessary.]


                             ELIAS ASSET MANAGEMENT
                                    FORM 13F
                                DECEMBER 31, 2005

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
                                                             VALUE     SHARES  SH/  PUT/  INVSTMT   OTHER       VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS        CUSIP   (X$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE    SHARED    NONE


American Express Co.               COM           025816109      4349     84504    SH      Sole                   84504
Amgen Inc.                         COM           031162100      5142     65208    SH      Sole                   65208
Apache Corp                        COM           037411105      3854     56245    SH      Sole                   56245
Apple Computer                     COM           037833100      1093     15200    SH      Sole                   15200
Bed Bath & Beyond Inc.             COM           075896100      3248     89857    SH      Sole                   89857
Biogen Idec Inc.                   COM           09062X103      2604     57500    SH      Sole                   57500
C.R. Bard Inc.                     COM           067383109      4121     62520    SH      Sole                   62520
Carnival Corp.                     COM           143658300      3792     70919    SH      Sole                   70919
Ciena Corp.                        COM           171779101        30     10000    SH      Sole                   10000
Cisco Systems Inc.                 COM           17275R102      3563    208122    SH      Sole                  208122
Dell Inc                           COM           24702R101      3092    103240    SH      Sole                  103240
EBay Inc.                          COM           278642103      4139     95770    SH      Sole                   95770
EMC Corp. Mass                     COM           268648102      4085    299949    SH      Sole                  299949
Exxon Mobil Corp.                  COM           30231G102      4664     83027    SH      Sole                   83027
Genentech Inc                      COM           368710406      4482     48455    SH      Sole                   48455
General Electric Co.               COM           369604103      5129    146340    SH      Sole                  146340
Hershey Company                    COM           427866108      3348     60600    SH      Sole                   60600
Home Depot Inc.                    COM           437076102      4741    117121    SH      Sole                  117121
Honeywell International            COM           438516106      4135    111015    SH      Sole                  111015
Intel Corp.                        COM           458140100      4534    181643    SH      Sole                  181643
JDS Uniphase Corp.                 COM           46612J101        24     10000    SH      Sole                   10000
Johnson & Johnson                  COM           478160104      3678     61201    SH      Sole                   61201
Kohl's Corp.                       COM           500255104      1948     40090    SH      Sole                   40090
Lucent Technologies                COM           549463107      3261   1225860    SH      Sole                 1225860
Marriott Intl. Inc.                COM           571903202      3724     55610    SH      Sole                   55610
Masco Corp.                        COM           574599106      4207    139355    SH      Sole                  139355
Medco Health Solutions, Inc.       COM           58405U102      3468     62152    SH      Sole                   62152
Merrill Lynch SRN BXM SV           COM           59021S745       120     11560    SH      Sole                   11560
Microsoft Inc.                     COM           594918104      4556    174244    SH      Sole                  174244
Motorola Inc.                      COM           620076109      4343    192269    SH      Sole                  192269
Northern Trust Corp.               COM           665859104      4605     88868    SH      Sole                   88868
Oracle Systems Corp.               COM           68389X105      3925    321443    SH      Sole                  321443
Pepsico Inc.                       COM           713448108      4921     83300    SH      Sole                   83300
Pfizer Inc.                        COM           717081103      2806    120340    SH      Sole                  120340
Procter & Gamble                   COM           742718109       432      7455    SH      Sole                    7455
Royal Dutch Shell PLC ADR Cl A     COM           780259206       280      4550    SH      Sole                    4550
Schering-Plough Corp.              COM           806605101      3837    184030    SH      Sole                  184030
St. Jude Medical Inc.              COM           790849103      4644     92510    SH      Sole                   92510
Staples Inc.                       COM           855030102      4012    176662    SH      Sole                  176662
Texas Instruments Inc.             COM           882508104      5330    166184    SH      Sole                  166184
United Technologies Corp.          COM           913017109      4656     83285    SH      Sole                   83285
UnitedHealth Group Inc             COM           91324P102       201      3237    SH      Sole                    3237
Walgreen Co.                       COM           931422109      4435    100198    SH      Sole                  100198
IShares DJ Select Dividend Ind                   464287168      5457     89080    SH      Sole                   89080
IShares MSCI Canada Index Fund                   464286509       351     16050    SH      Sole                   16050
IShares MSCI EAFE Index                          464287465     15866    266969    SH      Sole                  266969
IShares MSCI Emerging Markets                    464287234      2199     24913    SH      Sole                   24913
IShares Russell 1000 Value Ind                   464287598     15883    230095    SH      Sole                  230095
IShares S&P Small Cap 600 Inde                   464287804     16457    284719    SH      Sole                  284719
S & P Mid-Cap 400 Dep Rcpts                      595635103     17535    130190    SH      Sole                  130190
Utilities Select Sector SPDR                     81369Y886       217      6900    SH      Sole                    6900
Eaton Vance Tax Managed Growth                   277919205       325  594.5260    SH      Sole                594.5260
Hallmark First Mutual Fund                       40625Q400       215 21133.5012   SH      Sole              21133.5012
Amgen Inc.                                       031162100      3793     48100    SH      Sole                   48100
BP PLC-Spons ADR                                 055622104       510      7940    SH      Sole                    7940
Bank of New York                                 064057102       341     10700    SH      Sole                   10700
Biophan Technologies, Inc.                       09064V105       242    159155    SH      Sole                  159155
Bristol-Myers Squibb Co.                         110122108       276     12030    SH      Sole                   12030
ChevronTexaco Corp.                              166764100       294      5172    SH      Sole                    5172
Columbus McKinnon Corp.                          199333105      1429     65000    SH      Sole                   65000
Community Bank N.A.                              203607106      2052     91000    SH      Sole                   91000
Computer Task Group                              205477102       869    219950    SH      Sole                  219950
Exxon Mobil Corp.                                30231G102      1399     24900    SH      Sole                   24900
General Electric Co.                             369604103      1574     44918    SH      Sole                   44918
Jefferson Pilot Corp.                            475070108       259      4555    SH      Sole                    4555
Johnson & Johnson                                478160104       270      4500    SH      Sole                    4500
Wyeth                                            983024100       246      5340    SH      Sole                    5340
REPORT SUMMARY                    67    DATA RECORDS          235619               OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



